Segment and Geographic Information (Details) - Schedule of operating results of the Company’s reportable segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 28,098	$ 7,718	$ 45,374	$ 16,408	$ 35,064	$ 52,755
Contribution:
Contribution	(2,038)	5,205	(4,633)	6,331	11,351	(1,272)
Enterprise business solutions [Member]
Revenue:
Revenue	26,988	5,887	43,216	13,943	29,395	51,955
Contribution:
Contribution	(1,173)	4,813	(3,036)	6,501	11,914	1,545
Enterprise business solutions [Member]
Revenue:
Revenue	1,110	1,831	2,158	2,465	5,669	800
Contribution:
Contribution	$ (865)	$ 392	$ (1,597)	$ (170)	$ (563)	$ (2,817)